Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Estimated Useful Life (years)
Computers equipment	3
Office Equipment/Furniture	5-7
Plant & Machinery	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Schedule of Intangible Assets are Amortized using the Straight Line Method

The intangible assets are amortized using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Estimated Useful Life (years)
Brands	10
Customer relationships	5
Distribution agreement	Shorter of remaining agreement term or estimated useful life